Goodwill and Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) Product_Category GeographicalAreas	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about intangible assets [Line Items]
Number of product categories included in cash generating units | Product_Category	4
Number of geographical areas included in cash generating units | GeographicalAreas	3
Goodwill not allocated to cash generating units	€ 2,405,000,000
Goodwill	€ 16,881,000,000	€ 17,624,000,000
Pre-tax discount rate	7.40%	7.40%
Projection period	5 years
Spreads business [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 2,228,000,000
Indefinite-life intangible assets	82,000,000
Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment charges	0
Indefinite-life intangible assets [member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment charges	€ 0
Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Amortisation period of finite-life intangible assets	Ten years